Revenue by Product Category (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
NET SALES	$ 945,921	$ 922,100	$ 539,521
Mobile Storage
Segment Reporting Information [Line Items]
NET SALES	926,760	910,569	532,682
Others
Segment Reporting Information [Line Items]
NET SALES	$ 19,161	$ 11,531	$ 6,839